Cover Page	Sep. 24, 2026
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	MONGODB, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38240
Entity Tax Identification Number	26-1463205
Entity Address, Address Line One	1633 Broadway,
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	646
Local Phone Number	727-4092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001441816
Amendment Flag	false